Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 8,356	$ 340,956
Inventories	50,000	50,000
Other current assets	11,942	2,075
Total current assets	70,298	393,031
Property and equipment, net	22,052	28,046
Intangible assets, net	2,100	5,700
Operating lease right-of-use assets, net	217,718	262,771
Other assets	20,711	20,711
Total assets	332,879	710,259
Current liabilities:
Accounts payable	327,517	39,674
Accrued payroll and payroll taxes	30,124	1,072
Short-term convertible notes payable, less unamortized debt issuance costs of $642,660 and $53,614, respectively	1,636,656	647,202
Current portion of operating lease liabilities	53,200	46,091
Other current liabilities	1,197	179
Total current liabilities	2,048,694	734,218
Long-term liabilities:
Operating lease liabilities, net of current portion	187,425	240,625
Total long-term liabilities	187,425	240,625
Total liabilities	2,236,119	974,843
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding at December 31, 2022 and 2021, respectively
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 38,263,813 and 37,295,813 shares issued and outstanding at December 31, 2022 and 2021, respectively	3,826	3,730
Additional paid-in capital	5,288,510	3,997,445
Accumulated deficit	(7,195,576)	(4,265,759)
Total stockholders’ deficit	(1,903,240)	(264,584)
Total liabilities and stockholders’ deficit	$ 332,879	$ 710,259